UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 1700
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		February 14, 2003

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	41,132

ISSUER          	CLASS     CUSIP        VALUE    SHS          INVEST   VOTG
                                         (X1000)               DISCRET  AUTH
Abgenix           Com        00339B107      1,270     172,300   sole    sole
Accrue Softw      Com        00437w102         18     594,600   sole    sole
Aegis Comm        Com        00760b105         63   1,253,100   sole    sole
Alaska Comm       Com        01167p101        181      98,400   sole    sole
AMERIGROUP        Com        03073T102        303      10,000   sole    sole
Andrx             Com        034553107        220      15,000   sole    sole
Applied Molecul   Com        03823e108        512     249,660   sole    sole
Argonaut Tech     Com        040175101        283     288,813   sole    sole
Barr Labs         Com        068306109        163       2,500   sole    sole
Blue Rhino        Com        095811105      2,240     128,800   sole    sole
Caremark Rx       Com        141705103        114       7,000   sole    sole
China Yuchai      Com        g21082105      1,339     293,001   sole    sole
Cuisine Solution  Com        229904107        129     204,389   sole    sole
Digital Courier   Com        253838106          2     372,421   sole    sole
Ditech Comm       Com        25500M103        337     154,500   sole    sole
Divine            Cl A       255402406        656     468,772   sole    sole
Eloquent          Com        290140102         35      76,800   sole    sole
Epix Medical      Com        26881q101      1,212     167,600   sole    sole
Essential Thera   Com        29669A108         46      83,100   sole    sole
Exact Sciences    Com        30063p105        934      86,200   sole    sole
GenStar Thera     Com        37248d105         60     188,600   sole    sole
Given Imaging     Ord        m52020100      1,806     195,000   sole    sole
HCA               Com        404119109        291       7,000   sole    sole
Illumina          Com        452327109      1,399     415,100   sole    sole
InfoCrossing      Com        45664X109        811     128,800   sole    sole
Intertape Polymer Com        460919103        165      40,000   sole    sole
Ivanhoe Energy    Com        465790103      2,587   5,727,144   sole    sole
Juno Lighting     Com        482047206      1,707     176,500   sole    sole
La Jolla Pharma   Com        503459109      1,474     226,700   sole    sole
Liberty Media     Com Ser A  530718105        287      32,060   sole    sole
Metromedia Intlc  Com        591695101         32   1,281,050   sole    sole
Millennium Pharma Com        599902103      1,167     147,000   sole    sole
MPSI Systems      Com        553412206         27     225,838   sole    sole
Netro             Com        64114R109        688     253,000   sole    sole
Netsolve          Com        64115j106        928     137,500   sole    sole
Persistence Softw Com        715329108        183     382,000   sole    sole
Pharma Rscs       Com        717125108        328      11,000   sole    sole
PYR Energy        Com        693677106        233     752,500   sole    sole
Randgold Rscs     ADR        752344309      5,065     172,513   sole    sole
Saba Software     Com        784932105        532     501,800   sole    sole
Selectica         Com        816288104        502     186,100   sole    sole
Sentex Sensing    Com        817268105          6     815,961   sole    sole
Sina.com          Com        G81477104      1,546     237,816   sole    sole
Sirius Satellite  Com        82966u103        166     259,600   sole    sole
Stonepath Grp     Com        64120C104        114      78,900   sole    sole
Sycamore Netw     Com        871206108          3       1,200   sole    sole
Syntroleum        Com        871630109        139      80,200   sole    sole
Terayon Comm      Com        880775101        562     274,000   sole    sole
Tularik Inc       Com        899165104      1,805     242,000   sole    sole
Univ Access GlobalCom        91336M105        263   1,384,500   sole    sole
US Global InvestorCl A       902952100        178      72,500   sole    sole
ValueClick        Com        92046n102      1,328     476,000   sole    sole
Vignette          Com        926734104        532     433,500   sole    sole
WebMD             Com        94769M105      2,556     299,000   sole    sole
Western Gas Rscs  Com        958259103        203       5,500   sole    sole
WorldPort Comm    Com        98155j105        867   1,805,500   sole    sole
XM Satellite      Cl A       983759101        538     200,000   sole    sole